[LOGO]
[GRAPHIC]                                       [Picture of Statue of Liberty]

ANNUAL REPORT DECEMBER 31, 1999
       [Picture of Government Building]

EATON VANCE
GOVERNMENT OBLIGATIONS FUND

GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION



[Picture of American Flag]

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------

[PHOTO]

James B. Hawkes
President

Letter to Shareholders

Eaton Vance Government Obligations Fund Class A shares had a total return of 0.56% for the year ended December 31, 1999.(1) That return was the result of a decrease in net asset value per share from $10.40 on December 31, 1998 to $9.70 on December 31, 1999, and the reinvestment of $0.756 in dividends.

Class B shares had a total return of -0.20% for the same period, the result of a decrease in NAV from $8.95 to $8.35, and the reinvestment of $0.582 in dividends.(1)

Class C shares had a total return of -0.20% for the same period, the result of a decrease in NAV from $8.96 to $8.36, and the reinvestment of $0.582 in dividends.(1)

By comparison, the Lehman Brothers Intermediate Government Bond Index - a widely recognized, unmanaged index of intermediate-maturity U.S. government bonds - had a total return of 0.49% for the same period.(2)

Higher interest rates produced a challenging year for the fixed-income markets in 1999...

It was a very challenging year for fixed-income investors. A continuing strong economy led to sharply higher interest rates and negative total returns for most interest rate sensitive investments. Interestingly, amid increased global competition, inflation has remained fairly subdued. The Consumer Price Index, a measure of inflation at the consumer level, posted an increase of just 2.7% in 1999. Nonetheless, despite the tame inflation figures, the Federal Reserve tightened credit throughout 1999 in an effort to forestall any potential inflation in the future.

Mortgage-backed securities remain an attractive income alternative for quality-conscious investors...

The mortgage-backed securities market has historically represented a sound investment alternative for income-oriented investors. The events of the past year and a half have created unusually good value, and, while it is impossible to predict future market trends, we believe that the mortgage-backed securities market will continue its singular role for conservative investors. Eaton Vance Government Obligations Fund will maintain its focus on the seasoned sector of this growing market and seek further opportunities for quality-conscious investors. In the following pages, portfolio manager Susan Schiff reviews the mortgage securities market of 1999, and looks ahead to opportunities in the coming year.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 9, 2000

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF DECEMBER 31, 1999

PERFORMANCE(3)             CLASS A     CLASS B      CLASS C
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                   0.56%      -0.20%        -0.20%
Five Years                 6.28        5.52          5.38
Ten Years                  6.66        N.A.          N.A.
Life of Fund+              8.22        4.13          3.96


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                  -4.23%      -4.87%        -1.13%
Five Years                 5.25        5.22          5.38
Ten Years                  6.15        N.A.          N.A.
Life of Fund+              7.88        4.13          3.96

+  Inception Dates - Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93

DIVERSIFICATION BY SECTORS(4)
-------------------------------------------------------------------------------

[CHART]

Federal Home Loan Mortgage Corp.       38.1%
Federal National Mortgage Assn         35.0%
Agency Debentures                      18.7%
Government National Mortgage Assn       6.4%
Other                                   1.8%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC. (4) Because the Portfolio is actively managed, Sector Weightings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

[PHOTO]

Susan Schiff
Portfolio Manager


   AN INTERVIEW WITH SUSAN SCHIFF, PORTFOLIO MANAGER OF GOVERNMENT OBLIGATIONS PORTFOLIO

Q: Susan, after a crisis-marked 1998, fixed-income investors faced additional challenges in 1999. How would you describe the bond market environment during the past year?

A: Last year was another volatile year for the fixed-income markets. Despite relatively tame inflation figures, interest rates moved sharply higher during the year. The Federal Reserve attempted to cut short any potential inflationary forces by raising the Federal Funds rate on three occasions during the year.

   Fed Chairman Greenspan has focused on the strong economy, the tight labor market and, increasingly, on the wealth effect caused by the surging stock market. The Fed's aggressive stance created a very challenging environment for the fixed-income markets. As a measure of the difficult market conditions, yields for 5-year Treasuries started the year at 4.54%. By year-end, 5-year yields stood at 6.28%, a rise of 174 basis points (1.74%).

Q: How would you evaluate the Fund's performance in 1999?

A: The Fund outperformed Treasury bonds and most other fixed-income sectors during the year. One reason for the outperformance was that the Fund has a fairly short duration. Duration is a measure of the Fund's responsiveness to changes in interest rates.

   Another reason for the outperformance was the recovery of mortgage-backed securities (MBS) during 1999 from their oversold levels of the previous year. Many investors had assumed - wrongly, as it turned out - that prepayment rates for seasoned MBS would rise sharply in 1999. That was not the case, as prepayment rates remained fairly consistent with historical patterns. As a result, yield spreads over similar maturity Treasuries narrowed and seasoned MBS recovered some of the ground lost in 1998.

Q: How did prepayment rates for seasoned MBS fluctuate in 1999?

A: Following the crisis of 1998 and the flight to quality that ensued, there were widespread investor concerns that there would be MASSIVE mortgage refinancings by homeowners, even within the seasoned sector of the MBS market, the Fund's primary investment universe. As I've indicated in past reports, MBS analysts make assumptions about future prepayment

-------------------------------------------------------------------------------
PREPAYMENT RATES(1)
------------------------
GOVERNMENT OBLIGATIONS PORTFOLIO VS. GENERIC 9% FNMAS

[GRAPH]

                     Generic     Seasoned
        Nov-91         7.8         14.1
        Dec-91        10.3         15.4
        Dec-92        45.5         18.5
        Dec-93        62.7         27.6
        Dec-94        10.8         13.7
        Dec-95        23.5         13.2
        Dec-96        18.1         13.4
        Dec-97        26.3         16.9
        Dec-98        37.6         27.5
        Dec-99        22.1         16.1

(1) Chart compares annualized monthly principal prepayment rates of the Portfolio's seasoned mortgage-backed securities (green line) with those of generic 30-year FNMA 9% mortgage-backed securities. Sources: Lehman Brothers; Bloomberg L.P.; Eaton Vance Management.

    Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D

   rates based on past prepayment history amid the direction of interest rates. These mistaken assumptions caused spreads - the difference between MBS yields and Treasury yields - to widen significantly in 1998. While prepayment rates rose somewhat, they didn't approach the levels that some analysts had predicted. As a result, spreads narrowed in 1999, with MBS outperforming Treasury bonds.

Q: How have you positioned the Fund in recent months?

A: Our focus has remained on the seasoned segment of the mortgage-backed securities market. A portion of the Fund is invested in low-coupon MBS, while another portion is invested in high-coupon securities. The low-coupon issues have coupons in the 4% to 9% range and are attractive for several reasons. These mortgages were originated in the 1960s and 1970s at rates near or below current rates. Therefore, there is little incentive for these homeowners to refinance.

   The high-coupon issues generally have coupons in the 12% to 16% range. Issued in the late 1970s and 1980s, the refinancing within this segment took place years ago. The remaining mortgages have relatively stable prepayment rates and provide a very attractive income stream.

Q: Given the interest rate climate, did you make any adjustments to the Fund?

A: Yes. We made several adjustments. First, we took advantage of our charter flexibility to lower the Fund's duration. In a rising interest rate environment, longer duration securities tend to decline more than shorter duration vehicles. We shortened the Fund's duration to 3.0 years at December 31, somewhat below the midpoint of our duration range. That limited our downside risk.

   Second, last year's widening of yield spreads created an excellent opportunity in the MBS market and we were able to exploit that advantage. Finally, we found some opportunities in selected Federal National Mortgage Co. (Fannie Mae) and Federal Home Loan Mortgage Co. (Freddie Mac) debentures.

Q: What did you find compelling about Fannie Mae and Freddie Mac?

A: Fannie Mae and Freddie Mac are government-sponsored enterprises that provide liquidity for the U.S. mortgage market. In addition to issuing mortgage-backed securities, they each maintain a portfolio of retained mortgages.

   Fannie Mae and Freddie Mac have thrived in recent years amid the robust housing market. Interestingly, though, yield spreads for their debentures widened significantly during this past summer. Given this anomaly, we put a portion of the Fund's investments into Fannie Mae and Freddie Mac debentures, which provided extremely attractive yields in very high-quality securities.

Q: What is your outlook for the mortgage securities market in the coming year?

A: In its continued battle against inflation in 1999, the Federal Reserve displayed a distinct bias for higher interest rates. Naturally, it's very difficult to predict the future direction of interest rates, but the Fed has now reversed the rate declines of 1998.

   With the exception of higher energy costs, inflation remains very much under control. If inflation remains subdued, we could eventually enter a period of fairly stable interest rates - a most favorable scenario for mortgage-backed securities. Seasoned mortgages - with their high quality, increasingly attractive yields and relatively stable prepayment rates - offer investors a major advantage. Therefore, I believe the outlook has improved for the mortgage-securities market and that the Fund is well-positioned for the coming year.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D

[GRAPH]

+ Comparison of Change in Value of a $10,000 Investment in Eaton Vance Government Obligations Fund Class A vs. the Lehman Brothers Intermediate Govt. Index and Lipper Short-Intermediate Govt. Funds Avg.*

                     FUND/NAV       FUND/MOP       LBIGBI           LIGFI
       12/31/89       $10,000         $9,529       $10,000           $10,000
       12/31/90       $10,897        $10,383       $10,956           $10,671
       12/31/91       $12,468        $11,880       $12,501           $12,216
       12/31/92       $13,127        $12,509       $13,368           $12,957
       12/31/93       $14,343        $13,667       $14,460           $14,020
       12/31/94       $14,052        $13,389       $14,207           $13,469
       12/31/95       $16,014        $15,259       $16,254           $15,302
       12/31/96       $16,738        $15,949       $16,915           $15,736
       12/31/97       $17,953        $17,107       $18,221           $17,025
       12/31/98       $18,951        $18,057       $19,767           $18,363
       12/31/99       $19,056        $18,158       $19,863           $18,041














PERFORMANCE                         CLASS A         CLASS B          CLASS C
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                           0.56%           -0.20%           -0.20%
Five Years                         6.28             5.52             5.38
Ten Years                          6.66             N.A.             N.A.
Life of Fund+                      8.22             4.13             3.96



SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -4.23%            -4.87%           -1.13%
Five Years                        5.25              5.22             5.38
Ten Years                         6.15              N.A.             N.A.
Life of Fund+                     7.88              4.13             3.96

+Inception Dates - Class A: 8/24/84; Class B: 11/1/93; Class C:11/1/93

*  Sources: TowersData, Bethesda, MD.; Lipper Inc.

   The chart compares the Fund's total return with that of the Lehman Brothers Intermediate Government Bond Index, a broad-based, unmanaged market index of intermediate-maturity, U.S. government bonds. The Chart also includes a comparison to the Lipper Short-Intermediate Government Funds Average, the fund peer classification of Eaton Vance Government Obligations Fund. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. An investment in the Fund's Class B shares on 11/1/93 at net asset value would have been worth $12,840 on December 31, 1999. An investment in the Fund's Class C shares on 11/1/93 at net asset value would have been worth $12,710 on December 31, 1999. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $353,219,758)        $345,199,928
Receivable for Fund shares sold                449,299
------------------------------------------------------
TOTAL ASSETS                              $345,649,227
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,136,255
Dividends payable                            1,055,090
Payable to affiliate for service fees            7,899
Payable to affiliate for Trustees' fees          1,519
Accrued expenses                               540,638
------------------------------------------------------
TOTAL LIABILITIES                         $  2,741,401
------------------------------------------------------
NET ASSETS                                $342,907,826
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $415,665,086
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (63,682,340)
Accumulated distributions in excess of
   net investment income                    (1,055,090)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (8,019,830)
------------------------------------------------------
TOTAL                                     $342,907,826
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $195,161,763
SHARES OUTSTANDING                          20,115,669
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.70
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.70)       $      10.18
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $116,912,713
SHARES OUTSTANDING                          14,002,056
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 7)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.35
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 30,833,350
SHARES OUTSTANDING                           3,690,201
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 7)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.36
------------------------------------------------------
On sales of $25,000 or more, the offering price of
   Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 31,663,415
Security lending income allocated from
   Portfolio                                 1,958,871
Expenses allocated from Portfolio           (3,292,886)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 30,329,400
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,181
Distribution and service fees
   Class A                                     572,209
   Class B                                   1,264,084
   Class C                                     331,341
Transfer and dividend disbursing agent
   fees                                        368,614
Printing and postage                            52,623
Registration fees                               48,532
Custodian fee                                   30,544
Legal and accounting services                   29,119
Miscellaneous                                   40,207
------------------------------------------------------
TOTAL EXPENSES                            $  2,741,454
------------------------------------------------------

NET INVESTMENT INCOME                     $ 27,587,946
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,686,488)
   Financial futures contracts                 495,365
------------------------------------------------------
NET REALIZED LOSS                         $(11,191,123)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,808,377)
   Financial futures contracts                 241,597
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,566,780)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(26,757,903)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    830,043
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      27,587,946  $      31,051,596
   Net realized gain (loss)                     (11,191,123)         4,112,519
   Net change in unrealized appreciation
      (depreciation)                            (15,566,780)       (12,945,586)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         830,043  $      22,218,529
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (16,879,457) $     (20,440,557)
      Class B                                    (8,336,774)        (8,144,144)
      Class C                                    (2,183,160)        (2,378,819)
   Tax return of capital
      Class A                                      (296,539)          (194,792)
      Class B                                      (191,103)           (89,948)
      Class C                                       (50,103)           (23,787)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (27,937,136) $     (31,272,047)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      54,672,404  $      95,924,125
      Class B                                    29,129,217         68,635,046
      Class C                                    11,327,693         17,843,615
   Issued in reorganization of EV
      Marathon and EV
      Classic Government
      Obligations Fund
      Class B                                            --        121,843,468
      Class C                                            --         36,536,485
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     7,817,802          8,923,556
      Class B                                     3,536,778          3,356,428
      Class C                                     1,371,336          1,401,542
   Cost of shares redeemed
      Class A                                  (103,010,118)      (124,199,142)
      Class B                                   (38,992,175)       (59,242,911)
      Class C                                   (14,297,440)       (20,290,499)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (48,444,503) $     150,731,713
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (75,551,596) $     141,678,195
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     418,459,422  $     276,781,227
------------------------------------------------------------------------------
AT END OF YEAR                            $     342,907,826  $     418,459,422
------------------------------------------------------------------------------
Accumulated distributions
in excess of net
investment income
------------------------------------------------------------------------------
AT END OF YEAR                            $      (1,055,090) $      (1,243,645)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  -------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.400     $ 10.620     $ 10.680     $ 11.020     $ 10.420
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.745(1)  $  0.783(1)  $  0.799     $  0.810     $  0.807
Net realized and unrealized
   gain (loss)                      (0.689)      (0.215)      (0.051)      (0.340)       0.603
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $  0.056     $  0.568     $  0.748     $  0.470     $  1.410
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.743)    $ (0.781)    $ (0.801)    $ (0.810)    $ (0.810)
From tax return of capital          (0.013)      (0.007)      (0.007)          --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.756)    $ (0.788)    $ (0.808)    $ (0.810)    $ (0.810)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.700     $ 10.400     $ 10.620     $ 10.680     $ 11.020
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.56%        5.56%        7.26%        4.52%       13.97%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $195,162     $251,727     $276,781     $302,963     $359,738
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)              1.23%        1.25%        1.24%        1.16%        1.16%
   Interest expense                   0.02%        0.07%          --           --           --
   Net investment income              7.43%        7.46%        7.57%        7.59%        7.53%
Portfolio Turnover of the
   Portfolio                            18%          48%          20%          11%          19%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
    Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS B
                                ------------------------
                                YEAR ENDED DECEMBER 31,
                                ------------------------
                                   1999         1998
--------------------------------------------------------
Net asset value -- Beginning
   of year                       $  8.950     $  9.140
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income            $  0.576(1)  $  0.602(1)
Net realized and unrealized
   loss                            (0.594)      (0.182)
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $ (0.018)    $  0.420
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income       $ (0.569)    $ (0.603)
From tax return of capital         (0.013)      (0.007)
--------------------------------------------------------
TOTAL DISTRIBUTIONS              $ (0.582)    $ (0.610)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $  8.350     $  8.950
--------------------------------------------------------

TOTAL RETURN(2)                     (0.20)%       4.76%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $116,913     $132,013
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)             1.98%        2.00%
   Interest expense                  0.02%        0.07%
   Net investment income             6.68%        6.66%
Portfolio Turnover of the
   Portfolio                           18%          48%
--------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
    Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS C
                                ------------------------
                                YEAR ENDED DECEMBER 31,
                                ------------------------
                                   1999         1998
--------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 8.960      $ 9.130
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income             $ 0.576(1)   $ 0.607(1)
Net realized and unrealized
   loss                            (0.594)      (0.172)
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.018)     $ 0.435
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income        $(0.569)     $(0.599)
From tax return of capital         (0.013)      (0.006)
--------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.582)     $(0.605)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 8.360      $ 8.960
--------------------------------------------------------

TOTAL RETURN                        (0.20)%       4.92%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $30,833      $34,719
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)             1.98%        2.00%
   Interest expenses                 0.02%        0.07%
   Net investment income             6.67%        6.71%
Portfolio Turnover of the
   Portfolio                           18%          48%
--------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day ofeach period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
    Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class based upon the ratio of the value of each class paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $61,586,366 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. A portion of the capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The capital loss carryovers will expire on December 31, 2000 ($5,952,987), December 31, 2001 ($70,869), December 31, 2002
   ($17,954,518), December 31, 2003 ($2,688,390), December 31, 2004
   ($10,207,058), December 31, 2005 ($4,786,337), December 31, 2006 ($3,525,680)
   and December 31, 2007 ($16,400,527). At December 31, 1999, net capital losses of $2,090,740 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Funds taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For the year ended December 31, 1999, permanent differences also arose from expired capital loss carryovers.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                YEAR ENDED DECEMBER 31,
                                              ----------------------------
    CLASS A                                       1999           1998
    ----------------------------------------------------------------------
    Sales                                        5,429,779      9,108,147
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   779,309        849,495
    Redemptions                                (10,290,836)   (11,833,295)
    ----------------------------------------------------------------------
    NET DECREASE                                (4,081,748)    (1,875,653)
    ----------------------------------------------------------------------

                                                YEAR ENDED DECEMBER 31,
                                              ----------------------------
    CLASS B                                       1999           1998
    ----------------------------------------------------------------------
    Sales                                        3,376,989      7,600,366
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   409,850        371,618
    Redemptions                                 (4,535,401)    (6,557,844)
    Issued to EV Marathon Government
     Obligations Fund shareholders                      --     13,336,478
    ----------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (748,562)    14,750,618
    ----------------------------------------------------------------------

                                                YEAR ENDED DECEMBER 31,
                                              ----------------------------
    CLASS C                                       1999           1998
    ----------------------------------------------------------------------
    Sales                                        1,324,515      1,967,561
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   158,824        155,019
    Redemptions                                 (1,669,751)    (2,246,435)
    Issued to EV Classic Government
     Obligations Fund shareholders                      --      4,000,468
    ----------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (186,412)     3,876,613
    ----------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1999, aggregated $96,382,421 and $175,764,765, respectively.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds principal underwriter, received $18,738 as its portion of the sales charge on sales of Class A for the year ended December 31, 1999.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $947,366 and $248,506 for Class B and Class C shares, respectively, for the year ended December 31, 1999, to or payable to EVD representing 0.75% of average daily net assets for Class B and Class C shares. At December 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $4,464,000 and $10,851,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   payments equal to 0.25% per annum of the Funds average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 1999 amounted to $572,209, $316,718 and $82,835 for Class A, Class B and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $488,000 and $10,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the year ended December 31, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, the Fund, formerly known as the EV Traditional Government Obligations Fund, acquired the net assets of the EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund, at the closing, issued 13,336,478 Class B shares and 4,000,468 Class C shares of the Fund having an aggregate value of $121,843,468 and $36,536,485, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Government Obligations Fund and EV Classic Government Obligations Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Government Obligations Fund's and EV Classic Government Obligations Fund's net assets at the date of the transaction were $121,843,468 and $36,536,485, respectively, including $2,093,697 and $(697,901) of unrealized appreciation (depreciation). Directly after the merger, the combined net assets of the Fund were $435,161,180 with a net asset value of $10.62, $9.14 and $9.13 for Class A, Class B and Class C, respectively.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE GOVERNMENT OBLIGATIONS FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Government Obligations Fund (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2000

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY DEBENTURES -- 21.3%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
   6.45%, 4/29/09                            $  2,000      $  1,866,560
Federal Home Loan Mortgage Corp.,
   6.625%, 9/15/09(1)                          69,000        67,037,640
Federal National Mortgage Assn.,
   6.25%, 5/15/29                               5,000         4,450,000
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $75,002,800)                          $ 73,354,200
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 90.5%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                      $    114      $    111,221
   5.25%, with various maturities to
   2005                                            55            53,700
   5.50%, with various maturities to
   2011                                           244           237,712
   6.00%, with various maturities to
   2022                                           940           922,401
   6.25%, with various maturities to
   2013                                           234           230,181
   6.50%, with various maturities to
   2022                                         9,467         9,331,794
   6.75%, with various maturities to
   2008                                           225           223,230
   7.00%, with various maturities to
   2019                                         4,913         4,894,838
   7.25%, with maturity at 2003                   438           438,792
   7.50%, with various maturities to
   2020                                         8,058         8,093,419
   7.75%, with various maturities to
   2018                                         1,661         1,669,046
   8.00%, with various maturities to
   2026                                        34,237        34,701,574
   8.25%, with various maturities to
   2017                                        12,644        12,883,193
   8.50%, with various maturities to
   2018                                        15,299        15,692,166
   8.75%, with various maturities to
   2016                                         9,331         9,573,512
   9.00%, with various maturities to
   2020                                        13,795        14,226,503
   9.25%, with various maturities to
   2010                                         4,344         4,514,066
   9.50%, with various maturities to
   2016                                         5,346         5,588,426
   9.75%, with maturity at 2011                   629           654,710
   10.00%, with various maturities to
   2017                                            99           104,054
   11.00%, with various maturities to
   2019                                         2,787         3,007,431
   11.50%, with maturity at 2015                  396           434,540
   12.00%, with various maturities to
   2019                                         1,159         1,281,206
   12.25%, with various maturities to
   2019                                         1,221         1,359,001
   12.50%, with various maturities to
   2019                                         8,916        10,006,754
   12.75%, with various maturities to
   2015                                           430           481,106
   13.00%, with various maturities to
   2019                                         2,636         2,986,754
   13.25%, with various maturities to
   2019                                           197           224,759
   13.50%, with various maturities to
   2015                                         2,282         2,578,080
   14.00%, with various maturities to
   2016                                         1,100         1,266,059
                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.50%, with various maturities to
   2014                                      $    126      $    145,302
   14.75%, with maturity at 2010                  395           453,738
   15.00%, with various maturities to
   2013                                           487           572,941
   15.25%, with maturity at 2012                   88           104,990
   15.50%, with various maturities to
   2012                                            80            94,299
   16.00%, with maturity at 2012                   53            63,112
   16.25%, with various maturities to
   2012                                           101           120,781
-----------------------------------------------------------------------
                                                           $149,325,391
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014              $     57      $     47,116
   3.50%, with maturity at 2007                    50            47,530
   5.00%, with various maturities to
   2017                                           188           179,726
   5.25%, with maturity at 2006                    93            89,019
   5.50%, with various maturities to
   2006                                            89            86,698
   5.75%, with maturity at 2003                    25            25,142
   6.00%, with various maturities to
   2010                                           654           635,712
   6.25%, with various maturities to
   2007                                           175           173,025
   6.50%, with various maturities to
   2017                                           444           436,646
   6.75%, with various maturities to
   2007                                           223           221,737
   7.00%, with various maturities to
   2018                                         1,471         1,463,420
   7.25%, with various maturities to
   2017                                           906           906,333
   7.50%, with various maturities to
   2020                                         5,799         5,836,478
   7.75%, with various maturities to
   2008                                           617           622,682
   8.00%, with various maturities to
   2022                                        26,881        27,285,739
   8.25%, with various maturities to
   2025                                        11,658        11,901,133
   8.50%, with various maturities to
   2026                                        14,112        14,459,273
   8.75%, with various maturities to
   2017                                           678           697,282
   9.00%, with various maturities to
   2022                                        17,974        18,664,902
   9.25%, with various maturities to
   2016                                         2,135         2,226,565
   9.50%, with various maturities to
   2016                                         4,240         4,465,688
   9.75%, with maturity at 2019                   217           229,932
   10.00%, with maturity at 2020                2,152         2,278,090
   11.00%, with various maturities to
   2020                                         2,005         2,181,514
   11.50%, with various maturities to
   2016                                         2,711         2,981,860
   11.75%, with various maturities to
   2015                                           870           959,438
   12.00%, with various maturities to
   2020                                         7,421         8,242,265
   12.25%, with various maturities to
   2015                                         1,578         1,764,958
   12.50%, with various maturities to
   2021                                         6,262         7,016,501
   12.75%, with various maturities to
   2014                                           782           876,296
   13.00%, with various maturities to
   2027                                         6,959         7,856,138
   13.25%, with various maturities to
   2015                                         1,145         1,302,572
   13.50%, with various maturities to
   2015                                         3,763         4,318,401
   13.75%, with various maturities to
   2014                                           101           115,348
   14.00%, with various maturities to
   2014                                           257           297,820
   14.25%, with maturity at 2014                   99           116,054
   14.50%, with various maturities to
   2014                                           154           180,199

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.75%, with maturity at 2012             $  2,188      $  2,559,147
   15.00%, with various maturities to
   2013                                         2,409         2,860,295
   15.50%, with maturity at 2012                  434           516,589
   15.75%, with maturity at 2011                   15            17,624
   16.00%, with maturity at 2012                  150           180,132
-----------------------------------------------------------------------
                                                           $137,323,019
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to
   2022                                      $  2,246      $  2,252,838
   7.50%, with maturity at 2017                   517           524,038
   8.00%, with various maturities to
   2017                                         6,708         6,835,423
   8.25%, with maturity at 2008                   258           264,460
   8.50%, with various maturities to
   2018                                         1,264         1,301,509
   9.00%, with maturity at 2011                   256           267,780
   11.50%, with maturity at 2013                  123           135,409
   12.00%, with various maturities to
   2015                                         1,797         2,002,696
   12.50%, with various maturities to
   2019                                         8,537         9,607,288
   13.00%, with various maturities to
   2014                                           667           756,951
   13.50%, with various maturities to
   2012                                           142           161,686
   14.00%, with maturity at 2015                   34            39,234
   14.50%, with various maturities to
   2014                                           133           156,480
   15.00%, with various maturities to
   2013                                           397           469,562
   16.00%, with various maturities to
   2012                                           184           221,674
-----------------------------------------------------------------------
                                                           $ 24,997,028
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
      Series B Class 3 100% FHLMC PC
      Collateral, 12.50%, due 2013           $     75      $     80,678
   Salomon Brothers Mortgage Securities
      II, Inc., Series 1984-3, Class Z,
      11.50%, due 2015                            650           661,659
-----------------------------------------------------------------------
                                                           $    742,337
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $318,962,393)                          $312,387,775
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.8%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------

U.S. Treasury Bond, 7.125%, 2/15/23(2)       $  6,000      $  6,246,540
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,328,125)                           $  6,246,540
-----------------------------------------------------------------------
Total Investments -- 113.6%
   (identified cost $400,293,318)                          $391,988,515
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.6)%                  $(46,788,567)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $345,199,948
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at December 31, 1999.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $400,293,318)        $391,988,515
Receivable for investments sold              1,208,688
Interest receivable                          4,317,394
Receivable for daily variation margin on
   open financial futures contracts            103,117
------------------------------------------------------
TOTAL ASSETS                              $397,617,714
------------------------------------------------------
Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 51,499,801
Demand note payable                            800,000
Payable to affiliate for Trustees' fees          7,105
Due to bank                                     27,173
Accrued expenses                                83,687
------------------------------------------------------
TOTAL LIABILITIES                         $ 52,417,766
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $345,199,948
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $353,212,742
Net unrealized depreciation (computed on
   the basis of identified cost)            (8,012,794)
------------------------------------------------------
TOTAL                                     $345,199,948
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Interest                                  $ 31,663,415
Security lending income                      1,958,871
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 33,622,286
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,923,359
Trustees' fees and expenses                     22,087
Custodian fee                                  206,414
Legal and accounting services                   43,321
Interest expense                                78,858
Miscellaneous                                   18,847
------------------------------------------------------
TOTAL EXPENSES                            $  3,292,886
------------------------------------------------------

NET INVESTMENT INCOME                     $ 30,329,400
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,686,488)
   Financial futures contracts                 495,365
------------------------------------------------------
NET REALIZED LOSS                         $(11,191,123)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,808,377)
   Financial futures contracts                 241,597
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,566,780)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(26,757,903)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,571,497
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      30,329,400  $      34,090,075
   Net realized gain (loss)                     (11,191,123)         4,112,519
   Net change in unrealized appreciation
      (depreciation)                            (15,566,780)       (12,945,586)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       3,571,497  $      25,257,008
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      96,382,421  $     187,817,118
   Withdrawals                                 (175,764,765)      (225,170,325)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (79,382,344) $     (37,353,207)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $     (75,810,847) $     (12,096,199)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     421,010,795  $     433,106,994
------------------------------------------------------------------------------
AT END OF YEAR                            $     345,199,948  $     421,010,795
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 1999
-----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $    (108,535,923)
   Proceeds from sales of investments
      and principal repayments                  191,983,780
   Interest received, including net
      securities lending income                  33,438,073
   Interest paid                                    (90,207)
   Operating expenses paid                       (3,203,022)
   Financial futures contracts
      transactions                                  389,113
   Increase in unrealized gain/loss from
      futures transactions                          241,597
   Net repayments for securities lending        (26,869,349)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      87,354,062
-----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $      96,382,421
   Payments for capital withdrawals            (175,764,765)
   Demand note payable                           (7,999,000)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (87,381,344)
-----------------------------------------------------------

NET DECREASE IN CASH                      $         (27,282)
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $             109
-----------------------------------------------------------

CASH AT END OF YEAR                       $         (27,173)
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $       3,571,497
Decrease in receivable for investments
   sold                                             573,883
Increase in interest receivable                      (3,512)
Increase in variation margin                       (106,252)
Decrease in payable to affiliate                     (6,795)
Increase in accrued expenses                          6,452
Decrease in collateral for securities
   loaned                                       (26,869,349)
Net decrease in investments                     110,188,138
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      87,354,062
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------
                                     1999          1998          1997          1996          1995
----------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------
Operating expenses                     0.83%         0.82%         0.83%         0.82%         0.82%
Interest expense                       0.02%         0.07%           --            --            --
Net investment income                  7.79%         7.85%         7.95%         7.88%         7.82%
Portfolio Turnover                       18%           48%           20%           11%           19%
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $345,200      $421,011      $433,107      $455,523      $521,789
----------------------------------------------------------------------------------------------------

 Certain prior year ratios have been restated to conform to current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolios understanding of the applicable countries tax rules and rates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $3,461 credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $108,535,923, $79,838,343 and $111,571,554, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $2,923,359. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $959,701 and the average interest rate was 8.22%. As of December 31, 1999, $800,000 was outstanding.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $3,335,673 for the year ended December 31, 1999. At December 31, 1999, the value of the securities loaned and the value of the collateral amounted to approximately $51,000,000 and $51,500,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $399,985,745
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,189,191
    Gross unrealized depreciation               (9,186,421)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,997,230)
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  APPRECIATION
    -------------------------------------------------------------------------------
    3/00         330 US Treasury Five Year Note Futures    Short     $      292,009

   At December 31, 1999, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2000

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE GOVERNMENT OBLIGATIONS FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. OConnor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE
GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

EATON VANCE GOVERNMENT OBLIGATIONS FUND
The Eaton Vance Building
255 State Street
Boston, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------

140-12/99                                                                 GOSRC